Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Statement of financial position [abstract]
Summary of classification of borrowings

	As of December 31, 2022	As of December 31, 2021
Noncurrent
Borrowings	477,601	447,751

Total noncurrent	477,601	447,751

Current
Borrowings	71,731	163,222

Total current	71,731	163,222

Total Borrowings	549,332	610,973

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2022	As of December 31, 2021
Fixed interest
Less than 1 year	48,588	109,016
From 1 to 2 years	154,895	112,860
From 2 to 5 years	232,279	214,491
Over 5 years	65,427	75,468

Total	501,189	511,835
Variable interest
Less than 1 year	23,143	54,206
From 1 to 2 years	—	44,932
From 2 to 5 years	25,000	—

Total	48,143	99,138

Total Borrowings	549,332	610,973

Summary of detailed information about borrowings
The carrying amount of borrowings as of December 31, 2022 and 2021 of the Company through its subsidiary Vista Argentina, is as follows:

Company	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	As of December 31, 2022		As of December 31, 2021
Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio a nd Citibank NA (1)	July, 2018	USD	150,000	Variable	LIBOR + 4.50%	July, 2023	69,121	(2)	184,581
			150,000	Fixed	8.00%
Banco BBVA S.A.	July, 2019	USD	15,000	Fixed	9.40%	July, 2022	—		5,081
Santander International	January, 2021	USD	11,700	Fixed	1.80%	January, 2026	68	(2) (3)	137	(3)
Santander International	July, 2021	USD	43,500	Fixed	2.05%	July, 2026	79	(2) (3)	60	(3)
Santander International	January, 2022	USD	13,500	Fixed	2.45%	January, 2027	28	(2) (3)	—
ConocoPhillips Company	January, 2022	USD	25,000	Variable	LIBOR + 2.00%	September, 2026	25,594	(2)	—
Bolsas y Mercados Argentinos S.A.	December, 2021	ARS	917,892	Fixed	32.00%	March, 2022	—		3,191	(4)

					Total		94,890		193,050

Company	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2022		As of December 31, 2021
ON II	August, 2019	USD	50,000		Fixed	8.50%	August, 2022	—		50,492
ON III	February, 2020	USD	50,000	(1)	Fixed	3.50%	February, 2024	9,607	(2)	50,316
ON IV	August, 2020	ARS	725,650		Variable	Badlar + 1.37%	February, 2022	—		7,427

Company	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2022		As of December 31, 2021
ON V	August, 2020	USD	20,000	(3)	Fixed	0.00%	August, 2023	—		19,869
	December, 2020	USD	10,000	(3)	Fixed	0.00%	August, 2023	—		9,931
ON VI	December, 2020	USD	10,000		Fixed	3.24%	December, 2024	9,968	(2)	9,940
ON VII	March, 2021	USD	42,371		Fixed	4.25%	March, 2024	42,200	(2)	41,970
ON VIII	March, 2021	ARS	3,054,537	(4)	Fixed	2.73%	September, 2024	45,185	(2)	40,888
ON IX	June, 2021	USD	38,787	(3)	Fixed	4.00%	June, 2023	—		38,551
ON X	June, 2021	ARS	3,104,063	(4)	Fixed	4.00%	March, 2025	40,765	(2)	36,891
ON XI	August, 2021	USD	9,230		Fixed	3.48%	August, 2025	9,214	(2)	9,196
ON XII	August, 2021	USD	100,769		Fixed	5.85%	August, 2031	102,504	(2)	102,452
ON XIII	June, 2022	USD	43,500		Fixed	6.00%	August, 2024	43,211	(2)	—
ON XIV	November, 2022	USD	40,511	(1)	Fixed	6.25%	November, 2025	36,408		—
ON XV	December, 2022	USD	13,500		Fixed	4.00%	January, 2025	13,413	(2)	—
ON XVI	December, 2022	USD	63,450	(3)	Fixed	0.00%	June, 2026	63,079		—
ON XVII	December, 2022	USD	39,118		Fixed	0.00%	December, 2026	38,888		—

							Total	454,442		417,923

						Total Borrowings		549,332		610,973

Summary of reconciliation of liabilities arising from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2022	As of December 31, 2021
Amounts at beginning of year	610,973	539,786
Proceeds from borrowings (1)	228,614	361,203
Borrowings interest (Note 11.2) (2)	28,886	50,660
Payment of borrowings cost	(1,670)	(3,326)
Payment of borrowings interest	(34,430)	(54,636)

	As of December 31, 2022	As of December 31, 2021
Payment of borrowings principal (1)	(294,917)	(284,695)
Amortized cost (Note 11.3) (2)	2,365	4,164
Remeasurement in borrowings (Note 11.3) (2)	52,817	19,163
Changes in foreign exchange rate (2)	(45,821)	(21,346)
Other financial expense (Note 11.3) (2)	2,515	—

Amounts at end of year	549,332	610,973

(1)
As of December 31. 2022, borrowings received and principal payments include 99,826 related to the ON swapping mentioned in Note 18.1. As of December 31, 2021, including 358,093 from borrowings received and 3,110 from the release of government bonds granted as security of prior Borrowings. These transactions did not generate cash flows.

(2)	These transactions did not generate cash flows.

Schedule of warrants liability

Noncurrent	As of December 31, 2022	As of December 31, 2021
Warrants	—	2,544

Total noncurrent	—	2,544

Summary of financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Plan assets (Note 23)	1,055	5,703	6,758
Trade and other receivables (Note 17)	801	—	801

Total noncurrent financial assets	1,856	5,703	7,559

Cash, bank balances and other short-term investments (Note 20)	41,516	202,869	244,385
Trade and other receivables (Note 17)	50,048	—	50,048

Total current financial assets	91,564	202,869	294,433

Liabilities
Borrowings (Note 18.1)	477,601	—	477,601
Lease liabilities (Note 15)	20,644	—	20,644

Total noncurrent financial liabilities	498,245	—	498,245

Borrowings (Note 18.1)	71,731	—	71,731
Trade and other payables (Note 26)	221,013	—	221,013
Lease liabilities (Note 15)	8,550	—	8,550

Total current financial liabilities	301,294	—	301,294

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Plan assets (Note 23)	7,594	—	7,594
Trade and other receivables (Note 17)	199	—	199

Total noncurrent financial assets	7,793	—	7,793

Cash, bank balances and other short-term investments (Note 20)	185,546	129,467	315,013
Trade and other receivables (Note 17)	32,430	—	32,430

Total current financial assets	217,976	129,467	347,443

Liabilities
Borrowings (Note 18.1)	447,751	—	447,751
Trade and other payables (Note 26)	50,159	—	50,159
Warrants (Note 18.3)	—	2,544	2,544
Lease liabilities (Note 15)	19,408	—	19,408

Total noncurrent financial liabilities	517,318	2,544	519,862

Borrowings (Note 18.1)	163,222	—	163,222
Trade and other payables (Note 26)	138,482	—	138,482
Lease liabilities (Note 15)	7,666	—	7,666

Total current financial liabilities	309,370	—	309,370

Summary of financial income and expense
Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2022:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Interest income (Note 11.1)	809	—	809
Interest expense (Note 11.2)	(28,886)	—	(28,886)
Amortized cost (Note 11.3)	(2,365)	—	(2,365)
Changes in the fair value of warrants (Note 11.3)	—	(30,350)	(30,350)
Net changes in foreign exchange rate (Note 11.3)	33,263	—	33,263
Discount of assets and liabilities at present value (Note 11.3)	(2,561)	—	(2,561)
Changes in the fair value of financial assets (Note 11.3)	—	(17,599)	(17,599)
Interest expense on lease liabilities (Note 11.3)	(1,925)	—	(1,925)
Discount for well plugging and abandonment (Note 11.3)	(2,444)	—	(2,444)
Remeasurement in borrowings (Note 11.3)	(52,817)	—	(52,817)
Other (Note 11.3)	9,242	—	9,242

Total	(47,684)	(47,949)	(95,633)

For the year ended December 31, 2021:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Interest income (Note 11.1)	65	—	65
Interest expense (Note 11.2)	(50,660)	—	(50,660)
Amortized cost (Note 11.3)	(4,164)	—	(4,164)
Changes in the fair value of warrants (Note 11.3)	—	(2,182)	(2,182)
Net changes in foreign exchange rate (Note 11.3)	14,328		14,328
Discount of assets and liabilities at present value (Note 11.3)	(2,300)		(2,300)
Changes in the fair value of financial assets (Note 11.3)	—	5,061	5,061
Interest expense on lease liabilities (Note 11.3)	(1,079)	—	(1,079)
Discount for well plugging and abandonment (Note 11.3)	(2,546)	—	(2,546)
Remeasurement in borrowings (Note 11.3)	(19,163)	—	(19,163)
Other (Note 11.3)	4,851	—	4,851

Total	(60,668)	2,879	(57,789)

For the year ended December 31, 2020:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total financial assets/liabilities
Interest income (Note 11.1)	822	—	822
Interest expense (Note 11.2)	(47,923)	—	(47,923)
Amortized cost (Note 11.3)	(2,811)	—	(2,811)
Changes in the fair value of warrants (Note 11.3)	—	16,498	16,498
Net changes in foreign exchange rate (Note 11.3)	3,068	—	3,068
Discount of assets and liabilities at present value (Note 11.3)	(3,432)	—	(3,432)
Impairment of financial assets (Note 11.3)	(4,839)	—	(4,839)
Changes in the fair value of financial assets (Note 11.3)	—	(645)	(645)
Interest expense on lease liabilities (Note 11.3)	(1,641)	—	(1,641)
Discount for well plugging and abandonment (Note 11.3)	(2,584)	—	(2,584)
Other (Note 11.3)	633	—	633

Total	(58,707)	15,853	(42,854)

Summary of financial assets and liabilities measured at fair value
The following chart shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2022 and 2021:

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short-term investments	202,869	—	—	202,869
Plan assets	5,703	—	—	5,703

Total assets	208,572	—		208,572

As of December 31, 2021	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short term investments	129,467	—	—	129,467

Total assets	129,467	—	—	129,467

As of December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at fair value through profit or loss
Warrants	—	—	2,544	2,544

Total liabilities	—	—	2,544	2,544

Summary of weighted average assumptions used to estimate fair value
The following assumptions were used in estimating the fair value of warrants as of December 31, 2021:

As of December 31, 2021
Annualized volatility	39.94%
Risk free domestic interest rate	7.15%
Risk free foreign interest rate	0.55%
Remainder period in years	1.29 years

Reconciliation of level 3 fair value measurements
Reconciliation of level 3 measurements at fair value:

	As of December 31, 2022	As of December 31, 2021
Warrants liability amount at beginning of year:	2,544	362
Loss from changes in the fair value of warrants (Note 11.3)	30,350	2,182
Other equity instruments	(32,894)	—

Amounts at end of year	—	2,544

Summary of fair value of liabilities

As of December 31, 2022	Carrying amount	Fair value	Level
Liabilities
Borrowings	549,332	459,122	2

Total liabilities	549,332	459,122

As of December 31, 2021	Carrying amount	Fair value	Level
Liabilities
Borrowings	610,973	560,409	2

Total liabilities	610,973	560,409

Summary of effect of change in foreign exchange rates

	As of December 31, 2022	As of December 31, 2021
Changes in government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	243 / (243)	380 /(380)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	20,044 / (20,044)	12,567 / (12,567)

Summary of sensitivity analysis for types of market risk
The following chart shows the sensitivity to a reasonable change in the exchange rates of ARS to USD while maintaining the remainder variables constant. Impact on profit is related to changes in the fair value of assets and liabilities denominated in currencies other than USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2022	As of December 31, 2021
Changes in rates in Argentine pesos	+/- 78%	+/- 63%
Effect on profit or loss	(57,193) / 57,193	(69,835) / 69,835
Effect on equity	(57,193) / 57,193	(69,835) / 69,835

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17

	As of December 31, 2022	As of December 31, 2021
Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	32%	53%
Trafigura Argentina S.A.	19%	2%
PEMEX	18%	8%
Cinergia Chile S.p.a	10%	-

	For the year ended December 31, 2022	For the year ended December 31, 2021
Percentages to revenue from contracts with customers per product:
Crude oil
Trafigura Argentina S.A.	26%	40%
Trafigura Pte LTD	21%	-
Raizen Argentina S.A.	20%	26%
Valero Marketing and Supply Company	8%	10%
Natural gas
Cinergia Chile S.p.a	22%	-
Generación Mediterránea S.A.	9%	15%
Rafael G. Albanesi S.A.	8%	11%
Cía. Administradora del Mercado Mayorista Eléctrico S.A.	7%	10%

Summary of credit risk exposure

As of December 31, 2022	To fall due	Less than 90 days	More than 90 days	Total
Days past due
Estimated total gross amount at default	32,921	6,057	231	39,209
Expected credit losses	—	—	(231)	(231)

				38,978

As of December 31, 2021	To fall due	Less than 90 days	More than 90 days	Total
Days past due
Estimated total gross amount at default	23,729	1,495	406	25,630
Expected credit losses	—	—	(406)	(406)

				25,224

Summary of managing liquidity risk
Below is the assessment of the Company’s liquidity risk as of December 31, 2022, and 2021:

	As of December 31, 2022	As of December 31, 2021
Current assets	347,690	375,070
Current liabilities	408,344	385,738

Liquidity index	0.852	0.972

Summary of contractual undiscounted cash flows of financial liabilities
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2022	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	229,563	71,731	301,294
From 1 to 2 years	5,147	154,895	160,042
From 2 to 5 years	9,998	257,279	267,277
Over 5 years	5,499	65,427	70,926

Total	250,207	549,332	799,539

As of December 31, 2021	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	146,148	163,222	309,370
From 1 to 2 years	58,372	157,792	216,164
From 2 to 5 years	9,688	214,491	224,179
Over 5 years	4,051	75,468	79,519

Total	218,259	610,973	829,232